Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	80 Months Ended	120 Months Ended
		Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6
Average Annual Return, Percent		12.13%	10.56%		9.93%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R4
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R4
Average Annual Return, Percent		11.84%	10.30%	10.49%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R2
Average Annual Return, Percent		11.59%	10.04%	10.21%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS Z
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Z
Average Annual Return, Percent		11.94%	10.43%		9.75%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R
Average Annual Return, Percent		11.40%	9.85%		9.20%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C with sales charges
Average Annual Return, Percent		9.44%	9.13%		8.58%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A with sales charges
Average Annual Return, Percent		5.41%	8.82%		8.80%
Without Sales Load [Member] | PGIM JENNISON MID-CAP GROWTH FUND - CLASS C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C without sales charges
Average Annual Return, Percent		10.44%	9.13%		8.58%
Without Sales Load [Member] | PGIM JENNISON MID-CAP GROWTH FUND - CLASS A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A without sales charges
Average Annual Return, Percent		11.55%	10.06%		9.41%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent	[1]	27.14%	15.92%	13.80%	12.98%
Russell Midcap Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap Growth Index
Average Annual Return, Percent		19.07%	10.50%	10.85%	10.61%
Russell Midcap Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap Index
Average Annual Return, Percent		20.16%	11.24%	9.69%	9.58%

[1]	The Fund has added this broad-based index in response to new regulatory requirements.